Business Segment Information	12 Months Ended
Dec. 31, 2024
Business Segment Information
Business Segment Information

Note 5. Business Segment Information

Effective from the fiscal year beginning January 1, 2024, changes to the internal organization structure resulted in a revised composition of the Company’s reportable segments. The change primarily resulted from the disposition of certain entities in prior years which made a former segment insignificant on a going-forward basis and, thus, its operating results are no longer regularly reviewed by the chief operating decision maker. The Company’s assets include its iron ore royalty, financial services and other proprietary investments. In addition, the merchant banking subsidiaries seek to invest in businesses or assets whose intrinsic value is not properly reflected. These activities are generally not passive, as the merchant banking subsidiaries seek investments where their financial expertise and management can add or unlock value.

There are two separate and independently managed operating subgroups within the Group. In reporting to management, these operating results are currently categorized into the following operating segments: Royalty, Merchant Banking and All Other segments which include corporate activities. The total external revenue reported by the royalty and merchant banking segments generally constitutes approximately 74% of revenue. As a result of the changes in the structure of its internal organization, the corresponding information for earlier period has been recast.

Basis of Presentation

In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (c) the types or classes of customers/clients for the products and services.

The Group’s Royalty segment includes an interest in an iron ore mine in the Province of Newfoundland and Labrador, Canada. The Group’s Merchant Banking segment comprises regulated merchant banking businesses with a focus on Europe. In addition, the Merchant Banking segment holds two industrial real estate parks in Europe.

The All Other segment includes corporate and small entities whose quantitative amounts generally are not expected to exceed 10% of any of the following: (a) the reported revenue, including both sales to external customers and intersegment sales or transfer; (b) the greater, in absolute amount, of the (i) combined reported profit of all operating segments that did not report a loss and (ii) combined reported loss of all operating segments that reported a loss; or (c) the total assets. Actual outcomes may occasionally exceed these 10% thresholds, though the excess amounts are not expected to be material.

The accounting policies of the operating segments are the same as those described in the summary of material accounting policies in Note 2B. The chief operating decision-maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenue and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; (e) deferred income tax assets and liabilities are not allocated; and (f) gains or losses on dispositions of subsidiaries which include reclassification of realized cumulative translation adjustments from equity to profit or loss on disposals of subsidiaries, write-offs of intercompany accounts, changes in intercompany account balances and cash used (received) in acquisition (disposition) of a subsidiary are allocated to corporate and included within the Group’s All Other segment.

Note 5. Business Segment Information (continued)

Segment Operating Results

	Year ended December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$20,053	$6,221	$9,028	$35,302
Intersegment sale	—	10,866	14,270	25,136
Interest expense	—	2,465	28	2,493
Depreciation, depletion and amortization	4,492	389	2,340	7,221
Income (loss) before income taxes	(3,469)	1,797	(17,351)	(19,023)

	Year ended December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$35,323	$7,374	$12,247	$54,944
Intersegment sale	—	6,857	13,561	20,418
Interest expense	4	1,629	130	1,763
Depreciation, depletion and amortization	5,168	450	2,311	7,929
Income (loss) before income taxes	11,120	(55)	(868)	10,197

	Year ended December 31, 2022*
		Merchant
	Royalty	Banking	All Other	Total
Revenue from external customers	$29,167	$5,486	$29,036	$63,689
Intersegment sale	—	6,212	14,786	20,998
Interest expense	2	1,554	253	1,809
Depreciation, depletion and amortization	4,637	321	5,741	10,699
Income (loss) before income taxes	1,012	2,900	(27,868)	(23,956)

	As at December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Segment assets	$215,827	$100,367	$121,901	$438,095
Segment liabilities	49,857	51,862	26,051	127,770

	As at December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Segment assets	$221,116	$128,977	$102,374	$452,467
Segment liabilities	51,617	50,804	20,376	122,797

Note 5. Business Segment Information (continued)

	Year ended December 31, 2024
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$(40,438)	$(35,731)	$44,626	$(31,543)
Cash used in investing activities	30,501	3,158	(30,899)	2,760
Cash used in financing activities	—	(1,027)	(130)	(1,157)
Exchange rate effect on cash	51	1,258	2,135	3,444
Change in cash	(9,886)	(32,342)	15,732	(26,496)

	Year ended December 31, 2023*
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$(7,028)	$25,455	$7,754	$26,181
Cash used in investing activities	—	(6,298)	(9)	(6,307)
Cash used in financing activities	—	(236)	(3,579)	(3,815)
Exchange rate effect on cash	(576)	1,103	(2,051)	(1,524)
Change in cash	(7,604)	20,024	2,115	14,535

	Year ended December 31, 2022*
		Merchant
	Royalty	Banking	All Other	Total
Cash provided by (used in) operating activities	$3,866	$6,949	$19,822	$30,637
Cash used in investing activities	—	(4,670)	(7)	(4,677)
Cash used in financing activities	—	(521)	(16,671)	(17,192)
Exchange rate effect on cash	3	1,625	(1,552)	76
Change in cash	3,869	3,383	1,592	8,844

*The comparative tables have been reclassified to conform to changes in presentation in the current year.

Geographic Information

Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.

Geographic results are generally determined as follows:

Segment	Basis for attributing revenue
Royalty	Locations of operations
Merchant Banking	Locations of external customers or the reporting units, whichever is appropriate
All Other	Locations of the reporting units

Note 5. Business Segment Information (continued)

Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenue from external customers by geographic region of such customers, locations of operations or the reporting units, whichever is appropriate:

Years ended December 31:	2024	2023	2022
Canada	$20,668	$39,066	$47,537
Africa	4,171	3,557	3,974
Americas, excluding Canada	1,999	1,860	1,541
Asia	769	1,434	4,951
Europe	7,695	9,027	5,686
	$35,302	$54,944	$63,689

Except for the geographic concentrations as indicated in the above table and a customer in the Royalty segment located in Canada representing approximately 57%, 64% and 45%, respectively, of the Group’s revenue for the years ended December 31, 2024, 2023 and 2021, there were no other revenue concentrations during the years ended December 31, 2024, 2023 and 2022.

The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets.

As at December 31:	2024	2023
Canada	$195,047	$197,144
Americas, excluding Canada	—	27
Africa	—	23,433
Asia	—	29
Europe	49,155	45,751
	$244,202	$266,384